Information on staff and remuneration - Programs granted (Details)	12 Months Ended
	Dec. 31, 2018 DKK (kr) Options kr / shares	Dec. 31, 2017 Options	Dec. 31, 2017 DKK (kr)	Dec. 31, 2016 Options
Disclosure of Information on staff and remuneration
Number of warrants, beginning of the period	1,424,000	942,250	1,670,879	463,250
Number of warrants granted	655,500	538,566		487,250
Number of warrants, forfeited	(437,000)	(56,816)		(8,250)
Number of warrants, exercised	(7,500)	0		0
Number of warrants, expired	0	0		0
Number of warrants, end of the period	1,635,000	1,424,000	1,853,784	942,250
Program of 2010 - 10 Feb 2011
Disclosure of Information on staff and remuneration
Number of warrants, beginning of the period	0	0		11,600
Number of warrants granted	0	0		0
Number of warrants, forfeited	0	0		0
Number of warrants, exercised	0	0		0
Number of warrants, expired	0	0		(11,600)
Number of warrants, end of the period	0	0		0
Term (months)	60 months
Share price | kr	kr 70.0
Exercise price (DKK) | kr	kr 77.0
Volatility	33.00%
Risk-free interest rate	3.09%
Cost price (DKK) | kr / shares	kr 21.36
Program of 2010 - 17 Nov 2011
Disclosure of Information on staff and remuneration
Number of warrants, beginning of the period	0	0		105,259
Number of warrants granted	0	0		0
Number of warrants, forfeited	0	0		0
Number of warrants, exercised	0	0		(105,259)
Number of warrants, expired	0	0		0
Number of warrants, end of the period	0	0		0
Term (months)	60 months
Share price | kr	kr 45.7
Exercise price (DKK) | kr	kr 50.27
Volatility	34.00%
Risk-free interest rate	1.02%
Cost price (DKK) | kr / shares	kr 12.90
Programs granted in 2011 - 2015
Disclosure of Information on staff and remuneration
Number of warrants, beginning of the period	429,784	728,629		1,055,854
Number of warrants granted	0	0		0
Number of warrants, forfeited	0	0		(1,250)
Number of warrants, exercised	(28,000)	(77,712)		(314,375)
Number of warrants, expired	(183,425)	(221,133)		(11,600)
Number of warrants, end of the period	218,359	429,784		728,629
Program of 2010 - 10 Feb 2012
Disclosure of Information on staff and remuneration
Number of warrants, beginning of the period	0	6,250		151,741
Number of warrants granted	0	0		0
Number of warrants, forfeited	0	0		0
Number of warrants, exercised	0	0		(145,491)
Number of warrants, expired	0	(6,250)		0
Number of warrants, end of the period	0	0		6,250
Term (months)	60 months
Share price | kr	kr 70.0
Exercise price (DKK) | kr	kr 77.0
Volatility	44.00%
Risk-free interest rate	0.37%
Cost price (DKK) | kr / shares	kr 24.74
Program of 2010 - 19 Nov 2012
Disclosure of Information on staff and remuneration
Number of warrants, beginning of the period	0	214,883		214,883
Number of warrants granted	0	0		0
Number of warrants, forfeited	0	0		0
Number of warrants, exercised	0	0		0
Number of warrants, expired	0	(214,883)		0
Number of warrants, end of the period	0	0		214,883
Term (months)	60 months
Share price | kr	kr 86.0
Exercise price (DKK) | kr	kr 113.3
Volatility	56.00%
Risk-free interest rate	0.86%
Cost price (DKK) | kr / shares	kr 23.76
Program of 2010 - 8 Feb 2013
Disclosure of Information on staff and remuneration
Number of warrants, beginning of the period	183,425	261,137		326,012
Number of warrants granted	0	0		0
Number of warrants, forfeited	0	0		(1,250)
Number of warrants, exercised	0	(77,712)		(63,625)
Number of warrants, expired	(183,425)	0		0
Number of warrants, end of the period	0	183,425		261,137
Term (months)	60 months
Share price | kr	kr 79.05
Exercise price (DKK) | kr	kr 87.45
Volatility	39.30%
Risk-free interest rate	0.66%
Cost price (DKK) | kr / shares	kr 25.38
Program of 2010 - 1 Apr 2014
Disclosure of Information on staff and remuneration
Number of warrants, beginning of the period	100,000	100,000		100,000
Number of warrants granted	0	0		0
Number of warrants, forfeited	0	0		0
Number of warrants, exercised	(28,000)	0		0
Number of warrants, expired	0	0		0
Number of warrants, end of the period	72,000	100,000		100,000
Term (months)	60 months
Share price | kr	kr 69.0
Exercise price (DKK) | kr	kr 75.9
Volatility	37.50%
Risk-free interest rate	0.71%
Cost price (DKK) | kr / shares	kr 21.05
Program of 2010 - 25 Mar 2015
Disclosure of Information on staff and remuneration
Number of warrants, beginning of the period	100,000	100,000		100,000
Number of warrants granted	0	0		0
Number of warrants, forfeited	0	0		0
Number of warrants, exercised	0	0		0
Number of warrants, expired	0	0		0
Number of warrants, end of the period	100,000	100,000		100,000
Term (months)	60 months
Share price | kr	kr 115.5
Exercise price (DKK) | kr	kr 127.05
Volatility	41.90%
Risk-free interest rate	(0.21%)
Cost price (DKK) | kr / shares	kr 37.78
Program of 2010 - 05 May 2015
Disclosure of Information on staff and remuneration
Number of warrants, beginning of the period	46,359	46,359		46,359
Number of warrants granted	0	0		0
Number of warrants, forfeited	0	0		0
Number of warrants, exercised	0	0		0
Number of warrants, expired	0	0		0
Number of warrants, end of the period	46,359	46,359		46,359
Term (months)	60 months
Share price | kr	kr 92.0
Exercise price (DKK) | kr	kr 101.2
Volatility	43.70%
Risk-free interest rate	(0.10%)
Cost price (DKK) | kr / shares	kr 31.63
Program of 2015- 05 May 2015, First
Disclosure of Information on staff and remuneration
Number of warrants, beginning of the period	100,000	100,000		100,000
Number of warrants granted	0	0		0
Number of warrants, forfeited	(100,000)	0		0
Number of warrants, exercised	0	0		0
Number of warrants, expired	0	0		0
Number of warrants, end of the period	0	100,000		100,000
Term (months)	60 months
Share price | kr	kr 92.0
Exercise price (DKK) | kr	kr 101.2
Volatility	43.70%
Risk-free interest rate	(0.10%)
Cost price (DKK) | kr / shares	kr 31.63
Program of 2015- 05 May 2015, Second
Disclosure of Information on staff and remuneration
Number of warrants, beginning of the period	349,750	357,250		363,250
Number of warrants granted	0	0		0
Number of warrants, forfeited	0	(7,500)		(6,000)
Number of warrants, exercised	(7,500)	0		0
Number of warrants, expired	0	0		0
Number of warrants, end of the period	342,250	349,750		357,250
Term (months)	60 months
Share price | kr	kr 92.0
Exercise price (DKK) | kr	kr 101.2
Volatility	43.70%
Risk-free interest rate	(0.10%)
Cost price (DKK) | kr / shares	kr 31.63
Program of 2015- 05 April 2016, First
Disclosure of Information on staff and remuneration
Number of warrants, beginning of the period	328,750	345,000		0
Number of warrants granted	0	0		347,250
Number of warrants, forfeited	(7,000)	(16,250)		(2,250)
Number of warrants, exercised	0	0		0
Number of warrants, expired	0	0		0
Number of warrants, end of the period	321,750	328,750		345,000
Term (months)	60 months
Share price | kr	kr 129.50
Exercise price (DKK) | kr	kr 142.45
Volatility	43.50%
Risk-free interest rate	(0.04%)
Cost price (DKK) | kr / shares	kr 44.42
Program of 2015- 05 April 2016, Second
Disclosure of Information on staff and remuneration
Number of warrants, beginning of the period	85,434	100,000		0
Number of warrants granted	0	0		100,000
Number of warrants, forfeited	(85,434)	(14,566)		0
Number of warrants, exercised	0	0		0
Number of warrants, expired	0	0		0
Number of warrants, end of the period	0	85,434		100,000
Term (months)	60 months
Share price | kr	kr 129.5
Exercise price (DKK) | kr	kr 142.45
Volatility	43.50%
Risk-free interest rate	(0.04%)
Cost price (DKK) | kr / shares	kr 44.42
Program of 2015- 15 July 2016
Disclosure of Information on staff and remuneration
Number of warrants, beginning of the period	40,000	40,000		0
Number of warrants granted	0	0		40,000
Number of warrants, forfeited	0	0		0
Number of warrants, exercised	0	0		0
Number of warrants, expired	0	0		0
Number of warrants, end of the period	40,000	40,000		40,000
Term (months)	60 months
Share price | kr	kr 126.0
Exercise price (DKK) | kr	kr 138.6
Volatility	45.00%
Risk-free interest rate	(0.33%)
Cost price (DKK) | kr / shares	kr 44.23
Program of 2015- 06 April 2017, First
Disclosure of Information on staff and remuneration
Number of warrants, beginning of the period	405,500	0		0
Number of warrants granted	0	424,000		0
Number of warrants, forfeited	(24,500)	(18,500)		0
Number of warrants, exercised	0	0		0
Number of warrants, expired	0	0		0
Number of warrants, end of the period	381,000	405,500		0
Term (months)	60 months
Share price | kr	kr 123.0
Exercise price (DKK) | kr	kr 135.3
Volatility	43.60%
Risk-free interest rate	(0.24%)
Cost price (DKK) | kr / shares	kr 41.92
Program of 2015- 06 April 2017, Second
Disclosure of Information on staff and remuneration
Number of warrants, beginning of the period	93,392	0		0
Number of warrants granted	0	93,392		0
Number of warrants, forfeited	(93,392)	0		0
Number of warrants, exercised	0	0		0
Number of warrants, expired	0	0		0
Number of warrants, end of the period	0	93,392		0
Term (months)	60 months
Share price | kr	kr 123.0
Exercise price (DKK) | kr	kr 135.3
Volatility	43.60%
Risk-free interest rate	(0.24%)
Cost price (DKK) | kr / shares	kr 41.92
Program of 2015- 25 August 2017, First
Disclosure of Information on staff and remuneration
Number of warrants, beginning of the period	14,566	0		0
Number of warrants granted	0	14,566		0
Number of warrants, forfeited	(14,566)	0		0
Number of warrants, exercised	0	0		0
Number of warrants, expired	0	0		0
Number of warrants, end of the period	0	14,566		0
Term (months)	60 months
Share price | kr	kr 118.5
Exercise price (DKK) | kr	kr 142.45
Volatility	43.00%
Risk-free interest rate	(0.16%)
Cost price (DKK) | kr / shares	kr 36.74
Program of 2015- 25 August 2017, Second
Disclosure of Information on staff and remuneration
Number of warrants, beginning of the period	6,608	0		0
Number of warrants granted	0	6,608		0
Number of warrants, forfeited	(6,608)	0		0
Number of warrants, exercised	0	0		0
Number of warrants, expired	0	0		0
Number of warrants, end of the period	0	6,608		0
Term (months)	60 months
Share price | kr	kr 118.5
Exercise price (DKK) | kr	kr 135.3
Volatility	43.00%
Risk-free interest rate	(0.16%)
Cost price (DKK) | kr / shares	kr 38.58
Program of 2015- 22 May 2018
Disclosure of Information on staff and remuneration
Number of warrants, beginning of the period	0	0		0
Number of warrants granted	615,500	0		0
Number of warrants, forfeited	(105,500)	0		0
Number of warrants, exercised	0	0		0
Number of warrants, expired	0	0		0
Number of warrants, end of the period	510,000	0		0
Term (months)	60 months
Share price | kr	kr 100.8
Exercise price (DKK) | kr	kr 100.8
Volatility	42.60%
Risk-free interest rate	0.05%
Cost price (DKK) | kr / shares	kr 36.98
Program of 2015- 15 Oct 2018
Disclosure of Information on staff and remuneration
Number of warrants, beginning of the period	0	0		0
Number of warrants granted	40,000	0		0
Number of warrants, forfeited	0	0		0
Number of warrants, exercised	0	0		0
Number of warrants, expired	0	0		0
Number of warrants, end of the period	40,000	0		0
Term (months)	60 months
Share price | kr	kr 90.0
Exercise price (DKK) | kr	kr 90.0
Volatility	42.50%
Risk-free interest rate	(0.03%)
Cost price (DKK) | kr / shares	kr 32.83
Executive Management
Disclosure of Information on staff and remuneration
Number of warrants, beginning of the period	457,000	300,000
Number of warrants, end of the period	217,000	457,000		300,000
Executive Management | Program of 2010 - 10 Feb 2011
Disclosure of Information on staff and remuneration
Number of warrants, beginning of the period	0	0
Number of warrants, end of the period	0	0		0
Executive Management | Program of 2010 - 17 Nov 2011
Disclosure of Information on staff and remuneration
Number of warrants, beginning of the period	0	0
Number of warrants, end of the period	0	0		0
Executive Management | Programs granted in 2011 - 2015
Disclosure of Information on staff and remuneration
Number of warrants, beginning of the period	0	31,019
Number of warrants, end of the period	0	0		31,019
Executive Management | Program of 2010 - 10 Feb 2012
Disclosure of Information on staff and remuneration
Number of warrants, beginning of the period	0	0
Number of warrants, end of the period	0	0		0
Executive Management | Program of 2010 - 19 Nov 2012
Disclosure of Information on staff and remuneration
Number of warrants, beginning of the period	0	31,019
Number of warrants, end of the period	0	0		31,019
Executive Management | Program of 2010 - 8 Feb 2013
Disclosure of Information on staff and remuneration
Number of warrants, beginning of the period	0	0
Number of warrants, end of the period	0	0		0
Executive Management | Program of 2010 - 1 Apr 2014
Disclosure of Information on staff and remuneration
Number of warrants, beginning of the period	0	0
Number of warrants, end of the period	0	0		0
Executive Management | Program of 2010 - 25 Mar 2015
Disclosure of Information on staff and remuneration
Number of warrants, beginning of the period	0	0
Number of warrants, end of the period	0	0		0
Executive Management | Program of 2010 - 05 May 2015
Disclosure of Information on staff and remuneration
Number of warrants, beginning of the period	0	0
Number of warrants, end of the period	0	0		0
Executive Management | Program of 2015- 05 May 2015, First
Disclosure of Information on staff and remuneration
Number of warrants, beginning of the period	100,000	100,000
Number of warrants, end of the period	0	100,000		100,000
Executive Management | Program of 2015- 05 May 2015, Second
Disclosure of Information on staff and remuneration
Number of warrants, beginning of the period	75,000	75,000
Number of warrants, end of the period	75,000	75,000		75,000
Executive Management | Program of 2015- 05 April 2016, First
Disclosure of Information on staff and remuneration
Number of warrants, beginning of the period	25,000	25,000
Number of warrants, end of the period	25,000	25,000		25,000
Executive Management | Program of 2015- 05 April 2016, Second
Disclosure of Information on staff and remuneration
Number of warrants, beginning of the period	85,434	100,000
Number of warrants, end of the period	0	85,434		100,000
Executive Management | Program of 2015- 15 July 2016
Disclosure of Information on staff and remuneration
Number of warrants, beginning of the period	0	0
Number of warrants, end of the period	0	0		0
Executive Management | Program of 2015- 06 April 2017, First
Disclosure of Information on staff and remuneration
Number of warrants, beginning of the period	57,000	0
Number of warrants, end of the period	57,000	57,000		0
Executive Management | Program of 2015- 06 April 2017, Second
Disclosure of Information on staff and remuneration
Number of warrants, beginning of the period	93,392	0
Number of warrants, end of the period	0	93,392		0
Executive Management | Program of 2015- 25 August 2017, First
Disclosure of Information on staff and remuneration
Number of warrants, beginning of the period	14,566	0
Number of warrants, end of the period	0	14,566		0
Executive Management | Program of 2015- 25 August 2017, Second
Disclosure of Information on staff and remuneration
Number of warrants, beginning of the period	6,608	0
Number of warrants, end of the period	0	6,608		0
Executive Management | Program of 2015- 22 May 2018
Disclosure of Information on staff and remuneration
Number of warrants, beginning of the period	0	0
Number of warrants, end of the period	60,000	0		0
Executive Management | Program of 2015- 15 Oct 2018
Disclosure of Information on staff and remuneration
Number of warrants, beginning of the period	0	0
Number of warrants, end of the period	0	0		0
Other employees
Disclosure of Information on staff and remuneration
Number of warrants, beginning of the period	967,000	642,250
Number of warrants, end of the period	1,418,000	967,000		642,250
Other employees | Program of 2010 - 10 Feb 2011
Disclosure of Information on staff and remuneration
Number of warrants, beginning of the period	0	0
Number of warrants, end of the period	0	0		0
Other employees | Program of 2010 - 17 Nov 2011
Disclosure of Information on staff and remuneration
Number of warrants, beginning of the period	0	0
Number of warrants, end of the period	0	0		0
Other employees | Programs granted in 2011 - 2015
Disclosure of Information on staff and remuneration
Number of warrants, beginning of the period	429,784	697,610
Number of warrants, end of the period	218,359	429,784		697,610
Other employees | Program of 2010 - 10 Feb 2012
Disclosure of Information on staff and remuneration
Number of warrants, beginning of the period	0	6,250
Number of warrants, end of the period	0	0		6,250
Other employees | Program of 2010 - 19 Nov 2012
Disclosure of Information on staff and remuneration
Number of warrants, beginning of the period	0	183,864
Number of warrants, end of the period	0	0		183,864
Other employees | Program of 2010 - 8 Feb 2013
Disclosure of Information on staff and remuneration
Number of warrants, beginning of the period	183,425	261,137
Number of warrants, end of the period	0	183,425		261,137
Other employees | Program of 2010 - 1 Apr 2014
Disclosure of Information on staff and remuneration
Number of warrants, beginning of the period	100,000	100,000
Number of warrants, end of the period	72,000	100,000		100,000
Other employees | Program of 2010 - 25 Mar 2015
Disclosure of Information on staff and remuneration
Number of warrants, beginning of the period	100,000	100,000
Number of warrants, end of the period	100,000	100,000		100,000
Other employees | Program of 2010 - 05 May 2015
Disclosure of Information on staff and remuneration
Number of warrants, beginning of the period	46,359	46,359
Number of warrants, end of the period	46,359	46,359		46,359
Other employees | Program of 2015- 05 May 2015, First
Disclosure of Information on staff and remuneration
Number of warrants, beginning of the period	0	0
Number of warrants, end of the period	0	0		0
Other employees | Program of 2015- 05 May 2015, Second
Disclosure of Information on staff and remuneration
Number of warrants, beginning of the period	274,750	282,250
Number of warrants, end of the period	267,250	274,750		282,250
Other employees | Program of 2015- 05 April 2016, First
Disclosure of Information on staff and remuneration
Number of warrants, beginning of the period	303,750	320,000
Number of warrants, end of the period	296,750	303,750		320,000
Other employees | Program of 2015- 05 April 2016, Second
Disclosure of Information on staff and remuneration
Number of warrants, beginning of the period	0	0
Number of warrants, end of the period	0	0		0
Other employees | Program of 2015- 15 July 2016
Disclosure of Information on staff and remuneration
Number of warrants, beginning of the period	40,000	40,000
Number of warrants, end of the period	40,000	40,000		40,000
Other employees | Program of 2015- 06 April 2017, First
Disclosure of Information on staff and remuneration
Number of warrants, beginning of the period	348,500	0
Number of warrants, end of the period	324,000	348,500		0
Other employees | Program of 2015- 06 April 2017, Second
Disclosure of Information on staff and remuneration
Number of warrants, beginning of the period	0	0
Number of warrants, end of the period	0	0		0
Other employees | Program of 2015- 25 August 2017, First
Disclosure of Information on staff and remuneration
Number of warrants, beginning of the period	0	0
Number of warrants, end of the period	0	0		0
Other employees | Program of 2015- 25 August 2017, Second
Disclosure of Information on staff and remuneration
Number of warrants, beginning of the period	0	0
Number of warrants, end of the period	0	0		0
Other employees | Program of 2015- 22 May 2018
Disclosure of Information on staff and remuneration
Number of warrants, beginning of the period	0	0
Number of warrants, end of the period	450,000	0		0
Other employees | Program of 2015- 15 Oct 2018
Disclosure of Information on staff and remuneration
Number of warrants, beginning of the period	0	0
Number of warrants, end of the period	40,000	0		0